FINANCE EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Components of finance income and expense
Finance income and expense includes the following components:

	For the Years Ended December 31,
	2017	2016
Interest income	$(72)	$(26)
Interest expense, net of capitalized interest (see Note 7)	6,039	6,167
Net foreign exchange gain	(172)	(749)
Accretion of rehabilitation provision	1,245	1,368
Conversion make-whole payment	1,445	1,072
	$8,485	$7,832